Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table (SCT) Total for CEO(1) ($)	Compensation Actually Paid (CAP) to CEO(1)(2) ($)	Average SCT Total for Other NEOs(1) ($)	Average CAP to Other NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Revenue (Company Selected Measure) ($ in millions)
Year					Zoetis TSR ($)	S&P 500 Pharmaceuticals Index TSR ($)
2025	19,046,509	2,772,228	4,015,823	1,524,245	79.52	188.27	2,673	9,467
2024	17,206,760	759,623	3,351,274	1,095,197	101.62	148.06	2,486	9,256
2023	15,237,853	26,369,229	2,994,932	4,592,358	121.90	136.84	2,344	8,544
2022	14,003,540	(15,709,790)	2,931,816	(3,076,052)	89.69	136.38	2,114	8,080
2021	13,098,491	33,519,679	4,455,516	10,261,897	148.26	125.75	2,037	7,776

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	In all years shown Kristin C. Peck was our Chief Executive Officer. The other named executive officers (NEO) represent the following individuals: for 2025, Wetteny Joseph, Robert J. Polzer, Jamie Brannan and Roxanne Lagano; for 2024, Wetteny Joseph, Robert J. Polzer, Jamie Brannan, Roxanne Lagano, Heidi C. Chen, and Wafaa Mamilli; for 2023, Wetteny Joseph, Heidi C. Chen, Wafaa Mamilli and Robert J. Polzer; for 2022, Wetteny Joseph, Glenn C. David, Heidi C. Chen, and Wafaa Mamilli; and for 2021, Wetteny Joseph, Glenn C. David, Catherine A. Knupp, Roman Trawicki and Heidi C. Chen
PEO Total Compensation Amount	$ 19,046,509	$ 17,206,760	$ 15,237,853	$ 14,003,540	$ 13,098,491
PEO Actually Paid Compensation Amount	$ 2,772,228	759,623	26,369,229	(15,709,790)	33,519,679
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (“CAP”) the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation:

		Deductions from SCT Total(a)
Year	SCT Total ($)	Stock Awards ($)	Options Awards ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid ($)
2025	19,046,509	(10,218,583)	(3,406,229)	(2,649,469)	2,772,228
2024	17,206,760	(9,562,347)	(3,187,500)	(3,697,290)	759,623
2023	15,237,853	(8,774,860)	(2,924,967)	22,831,203	26,369,229
2022	14,003,540	(8,399,841)	(2,799,966)	(18,513,523)	(15,709,790)
2021	13,098,491	(6,929,797)	(2,309,970)	29,660,955	33,519,679
CEO Equity Component of CAP:

Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2025	Stock Options	1,885,667	(2,098,846)	(1,165,649)	(1,378,828)
	Restricted Stock Units	2,764,067	(1,672,795)	128,472	1,219,744
	Performance Award Units	4,152,539	(6,642,924)	—	(2,490,385)
	Total	8,802,273	(10,414,565)	(1,037,177)	(2,649,469)
2024	Stock Options	1,599,375	(2,205,096)	(40,922)	(646,643)
	Restricted Stock Units	2,668,416	(867,090)	5,906	1,807,232
	Performance Award Units	2,859,270	(7,726,027)	8,878	(4,857,879)
	Total	7,127,061	(10,798,213)	(26,138)	(3,697,290)
2023	Stock Options	3,971,133	1,923,431	372,068	6,266,632
	Restricted Stock Units	3,585,639	1,500,387	162,461	5,248,488
	Performance Award Units	8,054,738	3,060,551	200,795	11,316,083
	Total	15,611,510	6,484,369	735,324	22,831,203
2022	Stock Options	1,528,648	(7,897,241)	(931,398)	(7,299,991)
	Restricted Stock Units	2,049,978	(2,672,369)	(234,149)	(856,541)
	Performance Award Units	2,460,116	(12,009,652)	(807,455)	(10,356,991)
	Total	6,038,742	(22,579,262)	(1,973,002)	(18,513,523)
2021	Stock Options	5,709,571	5,052,274	33,020	10,794,866
	Restricted Stock Units	3,523,058	1,469,682	10,165	5,002,905
	Performance Award Units	8,916,215	4,932,126	14,842	13,863,183
	Total	18,148,844	11,454,083	58,027	29,660,955

Non-PEO NEO Average Total Compensation Amount	$ 4,015,823	3,351,274	2,994,932	2,931,816	4,455,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,524,245	1,095,197	4,592,358	(3,076,052)	10,261,897
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEOs SCT Total to CAP Reconciliation:

		Deductions from SCT Total(a)
Year	SCT Total ($)	Stock Awards ($)	Options Awards ($)	Additions to SCT Total(b) ($)	Compensation Actually Paid ($)
2025	4,015,823	(1,807,991)	(602,728)	(80,859)	1,524,245
2024	3,351,274	(1,236,913)	(412,369)	(606,795)	1,095,197
2023	2,994,932	(1,239,133)	(413,112)	3,249,671	4,592,358
2022	2,931,816	(1,405,542)	(468,570)	(4,133,756)	(3,076,052)
2021	4,455,516	(2,118,241)	(366,105)	8,290,727	10,261,897
(a)These deductions are the amounts listed in the “Stock Awards” and “Option Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted each year.
(b)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component for each year is detailed in the supplemental table below:
Average Other NEOs Equity Component of CAP:

Year	Equity Type	Fair Value of Current Year Equity Awards at End of Year ($)	Change in Value of Prior Years’ Awards Unvested at End of Year ($)	Change in Value of Prior Years’ Awards That Vested During the Year ($)	Equity Value Included in CAP ($)
2025	Stock Options	333,666	(264,533)	(123,407)	(54,274)
	Restricted Stock Units	442,928	(232,129)	(112,232)	98,567
	Performance Award Units	734,704	(859,856)	—	(125,152)
	Total	1,511,298	(1,356,518)	(235,639)	(80,859)
2024	Stock Options	177,330	(251,572)	(2,688)	(76,930)
	Restricted Stock Units	303,934	(131,626)	(106,952)	65,356
	Performance Awards Units	324,800	(920,604)	583	(595,221)
	Total	806,064	(1,303,802)	(109,057)	(606,795)
2023	Stock Options	560,869	169,611	46,139	776,619
	Restricted Stock Units	506,345	509,551	20,141	1,036,037
	Performance Award Units	1,137,439	284,615	14,962	1,437,015
	Total	2,204,652	963,777	81,242	3,249,671
2022	Stock Options	255,817	(1,352,757)	(446,281)	(1,543,221)
	Restricted Stock Units	343,039	(1,110,941)	(112,191)	(880,093)
	Performance Award Units	411,640	(1,735,180)	(386,902)	(1,710,442)
	Total	1,010,496	(4,198,878)	(945,373)	(4,133,756)
2021	Stock Options	904,905	1,796,558	22,234	2,723,696
	Restricted Stock Units	1,897,216	490,667	6,844	2,394,727
	Performance Award Units	1,413,054	1,749,257	9,993	3,172,304
	Total	4,215,175	4,036,482	39,071	8,290,727

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) versus Zoetis TSR
The graph below compares the Compensation Actually Paid (CAP) of the CEO and the Other NEOs, to Zoetis’ TSR for the five fiscal years beginning with 2021. As the graph shows, the CAP to the CEO and Other NEOs is directionally aligned with the Company’s TSR.
CAP vs. TSR: Zoetis

■	CEO Cap	■	Other NEO Avg. CAP	Zoetis TSR

Compensation Actually Paid vs. Net Income	CAP versus Net Income
The graph below compares the CAP of the CEO and the Other NEOs, to Zoetis’ net income for the five fiscal years beginning with 2021. Net Income has steadily increased while the CEO and Other NEOs CAP has varied by year. Zoetis does not use net income as a metric in its compensation incentives.
CAP vs. Net Income
($ in millions)

■	CEO Cap	■	Other NEO Avg. CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	CAP versus Revenue (Company Selected Measure)
The graph below compares the CAP of the CEO and the Other NEOs, to Zoetis’ revenue for the five fiscal years beginning with 2021. Revenue has steadily increased while the CEO and Other NEOs’ CAP has varied by year. While revenue is a metric in Zoetis’ AIP, the weight of equity-based LTI — which primarily reflect stock price and relative TSR — exceeds the weight of our annual incentive in the total compensation for executives.
CAP vs. Revenue
($ in millions)

■	CEO Cap	■	Other NEO Avg. CAP	Revenue

Total Shareholder Return Vs Peer Group	Total Shareholder Return (TSR): Zoetis versus S&P 500 Pharmaceuticals Index
The graph below compares an initial investment in our common stock of $100 on December 31, 2020, versus the same investment in the S&P 500 Pharmaceuticals Index (assuming dividends, if any, were reinvested). It should be noted that the companies in the S&P 500 Pharmaceuticals index are not the same as those used for our compensation benchmarking, nor are they the same group of companies we use to determine Relative TSR for the company’s performance award unit metric, as described in the CD&A.
TSR: Zoetis vs. S&P 500 Pharmaceuticals Index

Zoetis TSR	S&P 500 Pharmaceuticals TSR

Tabular List, Table

Most Important Performance Measures
Relative Total Shareholder Return(a)
Revenue(b)(c)
Adjusted Diluted EPS(b)
Free Cash Flow(b)

Total Shareholder Return Amount	$ 79.52	101.62	121.90	89.69	148.26
Peer Group Total Shareholder Return Amount	188.27	148.06	136.84	136.38	125.75
Net Income (Loss)	$ 2,673,000,000	$ 2,486,000,000	$ 2,344,000,000	$ 2,114,000,000	$ 2,037,000,000
Company Selected Measure Amount	9,467,000,000	9,256,000,000	8,544,000,000	8,080,000,000	7,776,000,000
PEO Name	Kristin C. Peck
Additional 402(v) Disclosure
The four items listed below represent the most important metrics we used to determine CAP for 2025 as further described in our CD&A within the sections titled “Annual Incentive Plan” and “Long-Term Incentives”:
Relative Total Shareholder Return is the 3-year performance metric used for Zoetis’ performance award units, which comprise 50% of the long-term incentive compensation of our NEOs, including the CEO. Total Shareholder Return (“TSR”) is the appreciation of share price, including dividends, during the performance period. Relative TSR is Zoetis’ TSR as compared to the TSR over the performance period of the “S&P 500 Health Care Group”, which we define as the companies comprising the S&P 500 Health Care index as of the beginning of the performance period, excluding companies that during the performance period are acquired or no longer publicly traded.
(b)Revenue, Adjusted Diluted EPS and Free Cash Flow refer to the measures used to assess performance in determining the funding for our Annual Incentive Plan (AIP) and exclude the impacts of foreign exchange and certain other adjustments as described in the CD&A.
	(c)Three-year average annual Operational Revenue Growth is a performance goal for our current year performance award units.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,649,469)	$ (3,697,290)	$ 22,831,203	$ (18,513,523)	$ 29,660,955
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,802,273	7,127,061	15,611,510	6,038,742	18,148,844
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,414,565)	(10,798,213)	6,484,369	(22,579,262)	11,454,083
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,177)	(26,138)	735,324	(1,973,002)	58,027
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,218,583)	(9,562,347)	(8,774,860)	(8,399,841)	(6,929,797)
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,406,229)	(3,187,500)	(2,924,967)	(2,799,966)	(2,309,970)
PEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,885,667	1,599,375	3,971,133	1,528,648	5,709,571
PEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,098,846)	(2,205,096)	1,923,431	(7,897,241)	5,052,274
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,165,649)	(40,922)	372,068	(931,398)	33,020
PEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,378,828)	(646,643)	6,266,632	(7,299,991)	10,794,866
PEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,764,067	2,668,416	3,585,639	2,049,978	3,523,058
PEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,672,795)	(867,090)	1,500,387	(2,672,369)	1,469,682
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	128,472	5,906	162,461	(234,149)	10,165
PEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,219,744	1,807,232	5,248,488	(856,541)	5,002,905
PEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,152,539	2,859,270	8,054,738	2,460,116	8,916,215
PEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(6,642,924)	(7,726,027)	3,060,551	(12,009,652)	4,932,126
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	8,878	200,795	(807,455)	14,842
PEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,490,385)	(4,857,879)	11,316,083	(10,356,991)	13,863,183
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,859)	(606,795)	3,249,671	(4,133,756)	8,290,727
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,511,298	806,064	2,204,652	1,010,496	4,215,175
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,356,518)	(1,303,802)	963,777	(4,198,878)	4,036,482
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,639)	(109,057)	81,242	(945,373)	39,071
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,807,991)	(1,236,913)	(1,239,133)	(1,405,542)	(2,118,241)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(602,728)	(412,369)	(413,112)	(468,570)	(366,105)
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	333,666	177,330	560,869	255,817	904,905
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(264,533)	(251,572)	169,611	(1,352,757)	1,796,558
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(123,407)	(2,688)	46,139	(446,281)	22,234
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(54,274)	(76,930)	776,619	(1,543,221)	2,723,696
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	442,928	303,934	506,345	343,039	1,897,216
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(232,129)	(131,626)	509,551	(1,110,941)	490,667
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(112,232)	(106,952)	20,141	(112,191)	6,844
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	98,567	65,356	1,036,037	(880,093)	2,394,727
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	734,704	324,800	1,137,439	411,640	1,413,054
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(859,856)	(920,604)	284,615	(1,735,180)	1,749,257
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	583	14,962	(386,902)	9,993
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported In The Compensation Table, Performance Award Units [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (125,152)	$ (595,221)	$ 1,437,015	$ (1,710,442)	$ 3,172,304